Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended
	May 10, 2021	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000226939
Account Value [Line Items]
Line Graph and Table Measure Name			Class A (with sales charges)
Accumulated Value	$ 9,579	$ 9,770		$ 7,671	$ 7,857	$ 8,943	$ 9,477
C000226937
Account Value [Line Items]
Line Graph and Table Measure Name			Advisor Class
Accumulated Value	10,000	10,212		8,038	8,253	9,418	10,004
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate Bond Index
Accumulated Value	10,000	10,246		8,241	8,469	9,623	10,260
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate Bond Index
Accumulated Value	$ 10,000	$ 10,246		$ 8,241	$ 8,469	$ 9,623	$ 10,260